Schedule of Investments
March 31, 2025 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 58.44%

Automobiles - 2.40%
Tesla, Inc. (2)	402	104,182

Banks - 1.43%
Nu Holdings Ltd. (2)	6,036	61,809

Biotechnology - 11.69%
Aldeyra Therapeutics, Inc. (2)	27,391	157,498
TG Therapeutics, Inc. (2)	3,222	127,043
Verona Pharma plc (2)	3,498	222,088

		506,630

Bituminous Coal & Lignite Surface Mining - 3.02%
Peabody Energy Corp. (2)	9,650	130,758

Drawing And Insulating Nonferrous Wire - 1.45%
Corning, Inc.	1,375	62,948

Electronic Computers - 1.62%
Apple, Inc.	316	70,193

Gold & Silver Ores - 3.92%
Barrick Gold Corp. (2)	8,745	170,003

Interactive Media Services - 1.93%
Meta Platforms Inc. Class A	145	83,572

Pharmaceuticals - 2.15%
Bristol-Myers Squibb Co.	1,530	93,315

Retail Catalog & Mail-Order Houses - 2.43%
Amazon.com, Inc. (2)	553	105,214

Semiconductors - 3.85%
NVIDIA Corp.	1,541	167,014

Semiconductors & Related Devices - 4.62%
Broadcom, Inc.	707	118,373
Micron Technology, Inc.	942	81,850

		200,223

Services-Homes Building and Financial Services - 1.95%
Dream Finders Home, Inc. Class A (2)	3,748	84,555

Ship & Boat Building & Repairing - 5.11%
Huntington Ingalls Industries, Inc. (2)	1,084	221,179

Software - 3.94%
Microsoft Corp.	234	87,841
Oracle Corp.	594	83,047

		170,888

Solar - 2.43%
Nextracker, Inc. (2)	2,502	105,434

State Commercial Banks - 2.53%
State Street Corp.	1,224	109,585

Surgical & Medical Instruments & Apparatus - 1.95%
DexCom, Inc. (2)	1,238	84,543

Total Common Stock	(Cost $ 2,616,282)	2,532,044

Money Market Registered Companies - 42.45%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class - 4.33% (3)	1,838,940	1,838,940

Total Money Market Registered Investment Companies	(Cost $ 1,838,940)	1,838,940

Total Investments - 100.89%	(Cost $ 4,455,221)	4,370,984

Liabilities Less Other Assets - (0.89%)		(38,577)

Total Net Assets - 100.00%		4,332,407

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$4,370,984	$0
Level 2 - Other Significant Observable Inputs	$0	$0
Level 3 - Significant Unobservable Inputs	$0	$0
Total	$4,370,984	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2025.